Supplement dated September 16, 2010
to the Class J Prospectus
for Principal Funds, Inc.
dated March 1, 2010

(as supplemented on March 1, 2010, March 17, 2010, May 3, 2010,
May 19, 2010, May 27, 2010, June 16, 2010, July 1, 2010, and July 12, 2010)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

GOVERNMENT & HIGH QUALITY BOND FUND (FORMERLY KNOWN AS MORTGAGE SECURITIES FUND)
Effective September 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the Barclays Capital MBS Fixed Rate Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup Mortgage Index.

Delete the Average Annual Total Returns table on page 170 and substitute:

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class J Return Before Taxes	6.54%	4.58%	5.36%
Class J Return After Taxes on Distributions	4.97%	2.97%	3.53%
Class J Return After Taxes on Distribution and Sale of	4.22%	2.95%	3.48%
Fund Shares
Barclays Capital MBS Fixed Rate Index (reflects no deduction	5.75%	5.79%	6.46%
for fees, expenses, or taxes)
Citigroup Mortgage Index (reflects no deduction for fees,	5.76%	5.81%	6.50%
expenses, or taxes)

REAL ESTATE SECURITIES FUND
Make the following changes to the Management Sub-Advisor(s) and Portfolio Manager(s) on page 121 in the fund summary:
In the section for Principal Real Estate Investors, LLC, add the following:
. Matt Richmond (since 2010), Portfolio Manager

SHORT-TERM INCOME FUND
Effective September 30, 2010, the benchmark will change. The Investment Advisor and Sub-Advisor believe the Barclays Capital Credit 1-3 Years Index is a better representation of the investment universe for this Fund’s investment philosophy than the Citigroup US Broad Investment Grade Bond Index.

Delete the Average Annual Total Returns table on page 3 of the Supplement dated July 12, 2010 and substitute:

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class J Return Before Taxes	9.68%	3.67%	4.46%
Class J Return After Taxes on Distributions	8.33%	2.33%	2.88%
Class J Return After Taxes on Distribution and Sale of	6.26%	2.34%	2.86%
Fund Shares
Barclays Capital Credit 1-3 Years Index (reflects no deduction	11.59%	4.81%	5.45%
for fees, expenses, or taxes)
Citigroup Broad Investment-Grade Credit 1-3 Years (reflects no	11.04%	4.73%	5.50%
deduction for fees, expenses, or taxes)

SMALLCAP GROWTH FUND I
Effective September 20, 2010, make the following changes in the fund summary.

Add the following to the Principal Investment Strategies:
Brown Investment Advisory Incorporated’s (“Brown”) U.S. Small-Cap Growth Equity strategy seeks to build a portfolio of fast growing companies where the total return profile of the portfolio is optimized to account for both expected earnings per share growth as well as valuation. Common attributes of portfolio companies include the existence of large and enduring market opportunities, experienced management, proprietary products or services, strong financial condition, and a culture that rewards innovation and is adaptable to change. The firm takes a long-term view of public company investing, seeking to own fundamentally sound businesses at attractive prices where Brown’s view of the world differs from that of the consensus. Brown’s goal is to build, security-by-security, a collection of holdings where the risk/reward proposition is highly skewed in the portfolio’s favor.

Add the following to the Management Sub-Advisor(s) and Portfolio Manager(s) section:
Brown Investment Advisory Incorporated
• Christopher A. Berrier (since 2010), Co-Portfolio Manager, US Small-Cap Growth
• Timothy W. Hathaway (since 2020), Co-Portfolio Manager, US Small-Cap Growth

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 20% and 60% of its assets in fixed-income funds, and less than 40%
in any one fixed-income fund
• Generally invests between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 40% and 80% of its assets in fixed-income funds, and less than 40%
in any one fixed-income fund
• Generally invests between 20% and 60% of its assets in equity funds, and less than 30% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
. Generally invests between 0% and 40% of its assets in fixed-income funds, and less than 30% in any one fixed-income fund
. Generally invests between 60% and 100% of its assets in equity funds, and less than 40% in any one equity fund
. Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
. Generally invests between 55% and 95% of its assets in fixed-income funds, and less than 40%
in any one fixed-income fund
. Generally invests between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund
. Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
In the Principal Investment Strategies, delete the second paragraph and third paragraph (which includes a bulleted list), and substitute the following:

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of
Principal Funds, Inc. equity funds, fixed-income funds and specialty funds (“Underlying Funds”); the Sub-
Advisor generally categorizes the Underlying Fund based on the investment profile of the Underlying
Fund. Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
• Generally invests between 0 and 25% of its assets in fixed-income funds, and less than 25% in any one fixed-income fund
• Generally invests between 75% and 100% of its assets in equity funds, and less than 50% in any one equity fund
• Generally invests less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund

REDEMPTION OF FUND SHARES
At the end of the second sentence in this section, delete the phrase “or excessive trading fee.” Delete the second to last paragraph in this section; it begins, “Excessive Trading Fee (other than Money Market
Fund).”

EXCHANGE OF FUND SHARES
At the end of this section, delete the paragraph that begins, “Excessive Trading Fee (other than Money
Market Fund).”

MANAGEMENT OF THE FUNDS
The Sub-Advisors
Effective September 20, 2010, in the section for Brown Investment Advisory Incorporated (“Brown”),
add the following information:

For the SmallCap Growth Fund I, day-to-day portfolio management is shared by two portfolio managers.
They operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Christopher A. Berrier has been with Brown since 2005 and has been the co-portfolio manager of the
Firm's Small-Cap Growth Strategy since he joined the Firm. Mr. Berrier earned an AB from Princeton
University.

Timothy W. Hathaway has been with Brown since 1995 and has been the co-portfolio manager of the
Firm's Small-Cap Growth Strategy since 2005. Mr. Hathaway earned a BA from Randolph-Macon
College and an MBA from Loyola College in 2001. He has earned the right to use the Chartered Financial
Analyst Designation.

In the section for Principal Real Estate Investors, LLC (“Principal-REI”), add the following:

Matt Richmond has been with Principal – REI since 2000. He earned a Bachelor’s degree in Finance from University of Nebraska and an MBA from the University of Iowa.

Fees Paid to Principal
On page 4 of the supplement dated July 12, 2010, in the text under this heading, delete 0.40% and substitute 0.35%.

FREQUENT PURCHASES AND REDEMPTIONS
Delete the paragraphs in this section that begin with “Currently the Funds,“ and end with “Taking such other action as directed by the Fund.” Substitute the following:

If we, or a Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting exchange instructions from the shareholder or other person authorized by the shareholder to direct exchanges;
• Restricting submission of exchange requests by, for example, allowing exchange requests to be submitted by 1st class U.S. mail only and disallowing requests made by facsimile, overnight courier, telephone or via the internet;
• Limiting the number of exchanges a year; and
• Taking other such action as directed by the Fund.

FUND ACCOUNT INFORMATION
Signature Guarantees
On page 232, delete the second bullet in this section and substitute:
• if a sales proceeds check is payable to other than the account shareholder(s), Principal
Life, Principal Bank, or Princor Financial Services Corporation payable through Pershing;